Fair Value Measurements - Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Marketable securities
Marketable securities	¥ 14,280	$ 2,077	¥ 26,362
Less: classified as non-current marketable securities (Note 2(d))	9,324	1,356	16,798
Total current marketable securities	4,956	721	9,564
Fair Value, Measurements, Recurring [Member]
Marketable securities
Marketable securities	14,280	2,077	26,362	$ 4,052
Less: classified as non-current marketable securities (Note 2(d))	9,324	1,356	16,798	2,582
Total current marketable securities	4,956	721	9,564	1,470
Fair Value, Measurements, Recurring [Member] | Quoted Prices In Active Market for Identical Assets (Level 1) [Member]
Marketable securities
Marketable securities	14,280		26,362
Less: classified as non-current marketable securities (Note 2(d))	9,324		16,798
Total current marketable securities	4,956		9,564
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Hotel operation [Member]
Marketable securities
Marketable securities	10,472	1,523	18,866	2,900
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Gaming, entertainment and tourist-related [Member]
Marketable securities
Marketable securities	3,808	$ 554	2,948	453
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Property development and investment [Member]
Marketable securities
Marketable securities			4,548	$ 699
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Quoted Prices In Active Market for Identical Assets (Level 1) [Member] | Hotel operation [Member]
Marketable securities
Marketable securities	10,472		18,866
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Quoted Prices In Active Market for Identical Assets (Level 1) [Member] | Gaming, entertainment and tourist-related [Member]
Marketable securities
Marketable securities	¥ 3,808		2,948
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Quoted Prices In Active Market for Identical Assets (Level 1) [Member] | Property development and investment [Member]
Marketable securities
Marketable securities			¥ 4,548